UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]:     Amendment Number: __
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Invesco Private Capital, Inc.
Address:        1555 Peachtree Street, N.E.
                Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA          08/12/2010
[Signature]             [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

N/A

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     376,325 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC

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SECURITY                             TITLE   CUSIP      MARKET     PAR       SH/ Put/ INESTMENT    OTHER   VOTING   VOTING   VOTING
DESCRIPTION                           OF                VALUE      VALUE     PRN Call DISCRETION   MGRS    SOLE     SHARED   NONE
                                     CLASS          (in thousands)
Assured Guaranty Ltd.                Common  G0585R106  212538     16016396  SH       DEFINED       1     16016396       0       0
International Coal Group             Common  45928H106   94469     24537423  SH       DEFINED       1     24537423       0       0
Innophos Holdings Inc.               Common  45774N108    1842        70629  SH       DEFINED       1        70629       0       0
Jo-Ann Stores Inc.                   Common  47758P307    6442       171740  SH       DEFINED       1       171740       0       0
Lear Corp                            Common  521865204    4416        66700  SH       DEFINED       1        66700       0       0
Cooper Tire & Rubber                 Common  216831107    7589       389200  SH       DEFINED       1       389200       0       0
Key Energy Svcs Inc                  Common  492914106    2148       234000  SH       DEFINED       1       234000       0       0
Retail holdrs Tr Dep rcpt            Common  76127U101    1289        15000  SH       DEFINED       1        15000       0       0
Select Sector SPDR TR SBI Int-Finl   Common  81369Y605    2900       210000  SH       DEFINED       1       210000       0       0
Select Sector SPDR TR SBI Int-INDS   Common  81369Y704    1097        40000  SH       DEFINED       1        40000       0       0
SPDR Series Trust  S&P Retail        ETF     78464A714    1070        30000  SH       DEFINED       1        30000       0       0
United Sates Oil Fund LP Units       Common  91232N108    2717        80000  SH       DEFINED       1        80000       0       0
SPDR Gold Trust                      ETF     78463V107    3772        31000  SH       DEFINED       1        31000       0       0
Callidus Software, Inc.              Common  13123E500    5547      1701406  SH       DEFINED              1701406       0       0
Cyclacel Pharmaceuticals             Common  23254L108    1400       814213  SH       DEFINED               814213       0       0
Infinera, Inc.                       Common  45667G103     400        62150  SH       DEFINED                62150       0       0
Infinity Pharmaceuticals             Common  45665G303     163        27537  SH       DEFINED                27537       0       0
ZipRealty                            Common  98974v107      58        22282  SH       DEFINED                22282       0       0
MetroPCS                             Common  591708102   26412      3224940  SH       DEFINED              3224940       0       0
LSI Logic                            Common  502161102      57        12372  SH       DEFINED                12372       0       0

GRAND TOTAL (in Thousands)                              376325
TOTAL COUNT                                                 20

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